Cover	Nov. 21, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 21, 2023
Entity File Number	001-41238
Entity Registrant Name	KnightSwan Acquisition Corporation
Entity Central Index Key	0001885444
Entity Tax Identification Number	87-2165133
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	99 Wall Street
Entity Address, Address Line Two	Suite 460
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	301
Local Phone Number	613-8632
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-half of one redeemable public warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable public warrant
Trading Symbol	KNSW.U
Security Exchange Name	NYSE
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	KNSW
Security Exchange Name	NYSE
Public warrants, each whole public warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Public warrants, each whole public warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	KNSW WS
Security Exchange Name	NYSE